Restructuring Restructuring Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Reserve [Roll Forward]
Accrual Balance Beginning Balance	$ 134	$ 158
Restructuring Charges	140	137	163
Payments made during the period	(162)	(162)
Foreign currency and other	(15)	1
Accrual Balance Ending Balance	97	134	158
Employee Termination Benefits Liability
Restructuring Reserve [Roll Forward]
Accrual Balance Beginning Balance	130	152
Restructuring Charges	139	135
Payments made during the period	(159)	(158)
Foreign currency and other	(15)	1
Accrual Balance Ending Balance	95	130
Other Exit Costs Liability
Restructuring Reserve [Roll Forward]
Accrual Balance Beginning Balance	4	6
Restructuring Charges	1	2
Payments made during the period	(3)	(4)
Foreign currency and other	0	0
Accrual Balance Ending Balance	$ 2	$ 4